PHOENIX ASSET RESERVE

MARKET AND PORTFOLIO REVIEW

Fund Description: Phoenix Asset Reserve Fund invests in a wide variety of short-term fixed-income securities. These securities may include U.S. treasury, agency, corporate and yankee bonds, as well as mortgage-backed and asset-backed securities. The Fund emphasizes the most undervalued sectors of the market and de-emphasizes the most overvalued sectors.

Investment Environment: Over the twelve-month reporting period ended October 31, 1995, the fixed-income investment environment has improved dramatically.
A favorable combination of slowing economic growth and moderate inflation has translated into a strong bond market rally. This rally could be extended if Congress passes significant deficit reduction legislation. Also, the recent strength of the U.S. dollar is a positive factor for continued moderate inflation.
------------------------------ [LINE GRAPH] ----------------------------------


12/15/89
10/31/90
10/31/91        [PLOT POINTS UNAVAILABLE--REQUEST FROM CLIENT?]
10/31/92
10/31/93
10/31/94
10/31/95
--------------------------------------------------------------------------------

This chart assumes an initial gross investment of $10,000 made on July 6, 1992 (inception of the Fund).

Total returns for Class A shares reflect the maximum sales charge of 2.25% on the initial investment and assume reinvestment of dividends and capital gains. Class B shares reflect the 2% contingent deferred sales charge (CDSC), which is applicable on all shares redeemed during the 1st year after purchase and 1.5% for all shares redeemed during the 2nd year after purchase (scaled down to 1%-3rd year and 0% thereafter). The investment return and principal value of the investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less at redemption than at purchase price. Returns indicate past performance, which is not predictive of future performance.

 *The Merrill Lynch Corporate Medium Quality Bond Index is an unmanaged but commonly used index that tracks the returns of 410 corporate issues rated between BBB and A by Standard & Poor's, with maturities from 1 to 3 years. The index's performance does not reflect sales charges.

**Foreign investing involves special risks, such as currency fluctuation, less public disclosure as well as economic and political risks.

Portfolio Review: The Fund turned in strong results over this reporting period. For the twelve-month period ended October 31, 1995, the Fund's Class A shares produced a total return of 10.27% and Class B shares returned 9.71%. As measured by the Merrill Lynch Corporate Medium Quality Bond Index, the market returned 9.49% for the same period. Our outperformance can be explained by the overweighting in investment-grade corporates, high-yield corporates and commercial mortgage-backed securities.

Outlook: Our outlook for the bond market remains positive. In the months ahead, we expect to de-emphasize U.S. treasury securities in favor of more attractive market sectors. Currently, we have increased exposure to commercial mortgage-backed securities as positive market technicals have resulted in attractive valuations. We also continue to overweight the yankee bond sector. Our focus is on Argentinean and Brazilian corporate bonds, given the improving political and economic momentum in these countries. Lastly, we have decreased our exposure to non-dollar securities since we believe that U.S. dollar-denominated securities represent better relative value.

Average Annual Total Returns for Periods Ending 10/31/95

                                                         From Inception
                                                           7/6/92 to
                                                1 Year      10/31/95
-----------------------------------------------------------------------
Class A with 2.25% sales charge                  7.71%        5.10%
-----------------------------------------------------------------------
Class A at net asset value                      10.27%        5.80%
-----------------------------------------------------------------------
Class B with CDSC                                7.71%        5.26%
-----------------------------------------------------------------------
Class B at net asset value                       9.71%        5.26%
-----------------------------------------------------------------------
Merrill Lynch Corporate Medium
  Quality Bond Index*                            9.49%        5.90%
-----------------------------------------------------------------------

Phoenix Asset Reserve
INVESTMENTS AT OCTOBER 31, 1995

                                       MOODY'S
                                        BOND       PAR
                                       RATING     VALUE
                                    (Unaudited)   (000)       VALUE
                                      ---------   -----   --------------
U.S. GOVERNMENT SECURITIES--10.6%
U.S. Treasury Notes--3.6%
 U.S. Treasury Notes 6%, '97              Aaa     $500      $  503,220
                                                           -------------
Agency Mortgage-Backed Securities--7.0%
 GNMA 9%, '25                             Aaa      927         974,687
                                                           -------------
TOTAL U.S. GOVERNMENT SECURITIES
 (Identified cost $1,475,268)                                1,477,907
                                                           -------------
NON-CONVERTIBLE BONDS--58.9%
Airlines--1.1%
 AMR Corp. 7.75%, '97                     Baa      155         158,215
                                                           -------------
Auto & Trucks--2.0%
 Cummins Engine, Inc. 10.39%, '96         Baa      275         284,281
                                                           -------------
Banks--2.6%
 Banponce Financial Corp. 5.48%,
  '98                                     Baa      375         366,183
                                                           -------------
Chemical-Specialty--2.2%
 Borden Chemical & Plastics 9.50%,
  '05                                      Ba      300         309,000
                                                           -------------
Entertainment, Leisure & Gaming--1.2%
 Time Warner, Inc. 6.835%, '00 (d)         Ba      162         162,810
                                                           -------------
Hospital Management & Services--2.9%
 Tenet Healthcare Corp. 9.625%,
  '02                                      Ba      375         405,000
                                                           -------------
Metals & Mining--1.8%
 USX Corp. 6.375%, '98                    Baa      250         246,410
                                                           -------------
Natural Gas--1.9%
 Arkla, Inc. 9.875%, '97                   Ba      250         261,585
                                                           -------------
Non-Agency Mortgage Backed--33.7%
 Bear Stearns Mortgage 95-1, 2B3
  144A 7.40%, '10 (b)                      NR      327         282,446
 Countrywide Funding Corp. 93-12,
  B3 6.625%, '24                          Baa      233         229,452
 G.E. Capital Corp. 94-26, B2
  7.03%, '09                               Ba      287         276,068
 Kidder PeabodyAcceptance Corp.
  94-C2, D 7.18%, '05                  BBB((c))    350         342,125
 Merrill Lynch Mortgage, Inc.
  95-C2, C 7.79%, '21                       A      250         254,649
 Nomura Asset Securities Corp.
  94-MD2, A6 7.14%, '03 (d)              A((c))    205         204,009
Non-Agency Mortgage Backed--continued
 Prudential Home Mortgage 93-L,
  3B2 144A 6.641%, '23 (b)                 NR     $250      $  236,250
 Resolution Trust Corp. 93-N3, 3
  144A 7.80%, '03 (b)                      Ba      208         208,333
 Resolution Trust Corp. 91-M5, A
  9%, '17                                  Aa      424         444,081
 Resolution Trust Corp. 92-C3, B
  9.05%, '23                            AA((c))    205         210,944
 Resolution Trust Corp. 93-C1, B
  8.75%, '24                               Aa      500         517,656
 Resolution Trust Corp. 93-C3, A4
  6.55%, '24                              Aaa      122         121,733
 Resolution Trust Corp. 93-C2, B
  7.75%, '25                            AA((c))    250         256,957
 Resolution Trust Corp. 95-C1, A5
  6.0205%, '27                            Aaa      258         256,569
 Resolution Trust Corp. 95-1, C2
  7.50%, '28                              Baa      368         364,700
 Salomon Brothers Mortgage Trust
  VII93-C1, A1 6.47%, '23                  Aa      241         240,435
 White Hall Partners 95-C1, B
  7.43%, '25                             A((c))    250         252,969
                                                           -------------
                                                             4,699,376
                                                           -------------
Oil--2.6%
 Tosco Corp. 9%, '97                       Ba      350         362,240
                                                           -------------
Telecommunications Equipment--2.3%
 Panamsat L.P. 9.75%, '00                  Ba      300         317,250
                                                           -------------
Utility-Electric--1.8%
 Coso Funding Corp. 144A 7.99%,
  '97 (b)                                 Baa      250         253,125
                                                           -------------
Utility-Gas--2.8%
 Crown Central Petroleum 10.875%,
  '05                                      Ba      375         394,688
                                                           -------------
TOTAL NON-CONVERTIBLE BONDS
 (Identified cost $8,110,403)                                8,220,163
                                                           -------------
FOREIGN NON-CONVERTIBLE BONDS--8.9%
Argentina--1.7%
 Compania Nav Perez Co. 144A
  8.375%, '98 (b)                          NR      250         238,750
                                                           -------------
Columbia--1.9%
 Financiera Energ Nacional 144A
  9%, '99 (b)                          BBB((c))    250         257,500
                                                           -------------
Mexico--3.5%
 Fomento Economico Mexicano Euro
  9.50%, '97                               NR      250         243,750

See Notes to Financial Statements

 Fomento Economico Mexicano 144A
  Euro 9.50%, '97 (b)                      NR     $250     $   243,750
                                                           -------------
                                                               487,500
                                                           -------------
Singapore--1.8%
 Asia Pulp & Paper Co. Yankee
  11.75%, '05                              Ba      250         255,625
                                                           -------------
TOTAL FOREIGN NON-CONVERTIBLE BONDS
 (Identified cost $1,240,480)                                1,239,375
                                                           -------------
FOREIGN GOVERNMENT SECURITIES--9.3%
Argentina--2.1%
 Republic of Argentina Bearer FRB
  6.8125%,
  '05 (d)                                   B      500         297,813
                                                           -------------
Brazil--3.2%
 Republic of Brazil Discount
  Series ZL 6.8125%,
  '24 (d)                                  NR      750         447,187
                                                           -------------
Philippines--1.3%
 Central Bank of Philippines NMB
  Euro 6.8125%,
  '05 (d)                               BB((c))    200         180,125
                                                           -------------
Poland--2.7%
 Poland Discount Euro 6.875%, '24
  (d)                                      NR      500         383,125
                                                           -------------
TOTAL FOREIGN GOVERNMENT SECURITIES
 (Identified cost $1,275,088)                                1,308,250
                                                           -------------
MUNICIPAL BONDS--3.6%
New York--3.6%
 Beth Israel Medical Center
  Taxable 6.52%, '97                      Aaa     $500     $   501,425
                                                           -------------
TOTAL MUNICIPAL BONDS
 (Identified cost $500,850)                                    501,425
                                                           -------------
TOTAL LONG-TERM INVESTMENTS--91.3%
 (Identified cost $12,602,089)                              12,747,120
                                                           -------------
SHORT-TERM OBLIGATIONS--7.2%
Commercial Paper--6.0%
 AT&T Corp. 5.70%, 11-1-95                P-1      290         290,000
 BellSouth Telecommunications,
  Inc. 5.75%, 11-9-95                     P-1      300         299,617
 GTE North, Inc. 5.79%, 11-10-95          P-1      250         249,638
                                                           -------------
                                                               839,255
                                                           -------------
Federal Agency Securities--1.2%
 Federal Home Loan Mortgage 5.85%, 11-1-95         160         160,000
                                                           -------------
TOTAL SHORT-TERM OBLIGATIONS
 (Identified cost $999,255)                                    999,255
                                                           -------------
TOTAL INVESTMENTS--98.5%
 (Identified cost $13,601,344)                              13,746,375(a)
                                                           =============
 Cash & receivables, less liabilities--1.5%                    216,222
                                                           -------------
NET ASSETS--100.0% ........................................$13,962,597

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $194,707 and gross depreciation of $75,154 for income tax purposes. At October 31, 1995, the aggregate cost of securities for federal income tax purposes was $13,626,822. At October 31, 1995, the Fund had capital loss carryforwards aggregating $500,786 available to offset future gains and expiring as follows: $192,085 in 2002 and $308,701 in 2003.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 1995, these securities amounted to a value of $1,720,154 or 12.3% of net assets.

(c) As rated by Standard & Poor's, Fitch and/or Duff & Phelp's.

(d) Variable rate; interest rate shown reflects the rate currently in effect.

                       See Notes to Financial Statements

                      STATEMENT OF ASSETS AND LIABILITIES
                               OCTOBER 31, 1995

Assets
Investment securities at value
  (Identified cost $13,601,344)                    $13,746,375
Cash                                                     5,600
Receivables
 Interest                                              167,441
 Receivable from adviser                                62,358
 Fund shares sold                                       46,098
Deferred organization expense                           28,292
                                                    -----------
  Total assets                                      14,056,164
                                                    -----------
Liabilities
Payables
 Fund shares repurchased                                14,425
 Income distribution payable                            15,205
 Distribution fee                                        4,937
 Financial agent fee                                       352
 Trustees' fee                                           6,758
 Transfer agent fee                                      4,234
Accrued expenses                                        47,656
                                                    -----------
  Total liabilities                                     93,567
                                                    -----------
Net Assets                                         $13,962,597
                                                    ===========
Net Assets Consist of:
Capital paid in on shares of beneficial
  interest                                         $14,359,168
Distributions in excess of net investment
  income                                               (15,205)
Accumulated net realized losses                       (526,397)
Net unrealized appreciation                            145,031
                                                    -----------
Net Assets                                         $13,962,597
                                                    ===========
Class A
Shares of beneficial interest outstanding,
  $0.01 par value, unlimited authorization
  (Net Assets $9,303,367)                            1,961,242

Net asset value per share                                 $4.74
Offering price per share
  $4.74/(1-2.25%)                                         $4.85

Class B
Shares of beneficial interest outstanding,
  $0.01 par value, unlimited authorization
  (Net Assets $4,659,230)                               982,080

Net asset value and offering price per share              $4.74


                           STATEMENT OF OPERATIONS
                         YEAR ENDED OCTOBER 31, 1995

Investment Income
Interest                                        $1,159,337
                                                 ----------
  Total investment income                        1,159,337
                                                 ----------
Expenses
Investment advisory fee                             78,929
Distribution fee--Class A                           23,443
Distribution fee--Class B                           37,302
Financial agent fee                                  4,305
Registration                                        58,728
Transfer agent                                      53,741
Printing                                            43,801
Professional                                        37,524
Trustees                                            27,709
Custodian                                           18,482
Amortization of deferred organization
  expense                                           16,716
Miscellaneous                                       14,955
                                                 ----------
  Total expenses                                   415,635
  Less fees reimbursed by Adviser                 (247,284)
                                                 ----------
  Net expenses                                     168,351
                                                 ----------
Net investment income                              990,986
                                                 ----------
Net Realized and Unrealized
  Gain (Loss) on Investments
Net realized loss on securities                   (340,004)
Net unrealized appreciation on investments         716,254
                                                 ----------
Net gain on investments                            376,250
                                                 ----------
Net increase in net assets resulting from
  operations                                    $1,367,236
                                                 ==========
                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Year             Year
                                           Ended             Ended
                                        October 31,       October 31,
                                            1995             1994
                                       --------------   ---------------
From Operations
 Net investment income                  $   990,986       $   795,158
 Net realized loss                         (340,004)         (197,642)
 Net unrealized appreciation
  (depreciation)                            716,254          (553,898)
                                        -------------    --------------
 Increase in net assets resulting
  from operations                         1,367,236            43,618
                                        -------------    --------------
From Distributions to Shareholders
 Net investment income--Class A            (661,287)         (491,625)
 Net investment income--Class B            (326,755)         (279,100)
 Net realized gains--Class A                     --           (42,320)
 Net realized gains--Class B                     --           (23,734)
 Tax return of capital--Class A                  --           (21,252)
 Tax return of capital--Class B                  --           (12,065)
                                        -------------    --------------
 Decrease in net assets resulting
  from distributions to shareholders       (988,042)         (870,096)
                                        -------------    --------------
From Share Transactions
Class A
 Proceeds from sales of shares
  (1,676,012 and 1,907,229 shares,
  respectively)                           7,796,116         9,055,762
 Net asset value of shares issued
  from reinvestment of distributions
  (103,434 and 75,198 shares,
  respectively)                             479,080           387,214
 Cost of shares repurchased
  (1,851,728 and 1,339,067 shares,
  respectively)                          (8,606,909)       (6,389,169)
                                        -------------    --------------
Total                                      (331,713)        3,053,807
                                        -------------    --------------
Class B
 Proceeds from sales of shares
  (259,029 and 944,497 shares,
  respectively)                           1,195,146         4,434,897
 Net asset value of shares issued
  from reinvestment of distributions
  (47,980 and 42,799 shares,
  respectively)                             221,981           222,357
 Cost of shares repurchased
  (717,637 and 402,570 shares,
  respectively)                          (3,290,924)       (1,892,740)
                                        -------------    --------------
Total                                    (1,873,797)        2,764,514
                                        -------------    --------------
 (Decrease) increase in net assets
  from share transactions                (2,205,510)        5,818,321
                                        -------------    --------------
 Net (decrease) increase in net
  assets                                 (1,826,316)        4,991,843
Net Assets
 Beginning of period                     15,788,913        10,797,070
                                        -------------    --------------
 End of period (including
  distributions in excess of net
  investment income of ($15,205) and
  ($14,488), respectively)              $13,962,597       $15,788,913
                                        =============    ==============
                       See Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
   (Selected data for a share outstanding throughout the indicated period)

                                            Class A
                     -------------------------------------------------------
                                                                   From
                                   Year Ended                    Inception
                                  October 31,                    7/6/92 to
                     ----------------------------------------
                        1995          1994          1993         10/31/92
                    ------------  ------------  ------------  -------------
Net asset value,
  beginning of
  period               $ 4.61        $ 4.91        $ 4.83         $ 4.89
Income from
  investment
  operations
 Net investment
  income                 0.33((2))     0.29((2))     0.32((2))      0.08((2))
 Net realized and
  unrealized gain
  (loss)                 0.13         (0.26)         0.08          (0.06)
                     ----------     ----------    ----------    -----------
  Total from
   investment
   operations            0.46          0.03          0.40           0.02
                     ----------     ----------    ----------    -----------
Less
  distributions
 Dividends from
  net investment
  income                (0.33)        (0.29)        (0.32)         (0.08)
 Dividends from
  net realized
  gains                  --           (0.03)         --             --
 Tax return of
  capital                --           (0.01)         --             --
                     ----------     ----------    ----------    -----------
  Total
   distributions        (0.33)        (0.33)        (0.32)         (0.08)
                     ----------     ----------    ----------    -----------
Change in net
  asset value            0.13         (0.30)         0.08          (0.06)
                     ----------     ----------    ----------    -----------
Net asset value,
  end of period        $ 4.74        $ 4.61        $ 4.91         $ 4.83
                     ==========     ==========    ==========    ===========
Total
  return((1))           10.27%         0.40%         8.49%          0.40%((5))

Ratios/supplemental
  data:
Net assets, end
  of period
  (thousands)          $9,303        $9,371        $6,829         $6,531
Ratio to average
  net assets of:
 Operating
  expenses               1.00%         1.00%         1.00%          1.00%((4))
 Net investment
  income                 7.07%         5.99%         6.39%          5.79%((4))
Portfolio
  turnover                344%          121%          128%             6%((4))

                                     Class B
                     ----------------------------------------
                                                        From
                             Year Ended              Inception
                            October 31,               7/6/92 to
                      1995        1994       1993     10/31/92
                     -------     -------    -------   ----------
Net asset value,
  beginning of
  period             $ 4.61      $ 4.91      $ 4.83      $ 4.89
Income from
  investment
  operations
 Net investment
  income               0.30((3))   0.27((3))   0.30((3))   0.07((3))
 Net realized and
  unrealized gain
  (loss)               0.13       (0.26)       0.08       (0.06)
                     ------      ------      ------     ---------
  Total from
  investment
  operations           0.43        0.01        0.38        0.01
                     ------      ------      ------     ---------
Less
  distributions
 Dividends from
  net investment
  income              (0.30)    (0.27)    (0.30)     (0.07)
 Dividends from
  net realized
  gains                --       (0.03)     --         --
 Tax return of
  capital              --       (0.01)     --         --
                     ------    ------    ------    ---------
  Total
   distributions      (0.30)    (0.31)    (0.30)     (0.07)
                     ------    ------    ------    ---------
Change in net
  asset value          0.13     (0.30)     0.08      (0.06)
                     ------    ------    ------    ---------
Net asset value,
  end of period      $ 4.74    $ 4.61    $ 4.91     $ 4.83
                     ======    ======    ======    =========
Total return((1))      9.71%    -0.03%     8.02%      0.20%((5))

Ratios/supplemental
  data:
Net assets, end
  of period
  (thousands)        $4,659    $6,418    $3,968     $1,357
Ratio to average
  net assets of:
 Operating
  expenses             1.50%     1.45%     1.45%      1.45%((4))
 Net investment
  income               6.59%     5.74%     5.79%      5.30%((4))
Portfolio
  turnover              344%      121%      128%         6%((4))

((1)) Maximum sales charges are not included in total return calculation.

((2)) Includes reimbursement of operating expenses by investment adviser of $0.08, $0.08, $0.09 and $0.14, respectively.

((3)) Includes reimbursement of operating expenses by investment adviser of $0.08, $0.08, $0.09 and $0.21, respectively.

((4)) Annualized.

((5)) Not annualized.
                       See Notes to Financial Statements

PHOENIX ASSET RESERVE
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995

1. SIGNIFICANT ACCOUNTING POLICIES

Phoenix Asset Reserve (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund offers both Class A and Class B shares. Class A shares are sold with a front-end sales charge of up to 2.25%. Class B shares are sold with a contingent deferred sales charge which declines from 2% to zero depending on the period of time the shares are held. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of the Fund are borne pro rata by the holders of both classes of shares, except that each class bears distribution expenses unique to that class.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

A. Security valuation:

Securities listed or traded on a national securities exchange are valued at the last sale price, or if there had been no sale of the security on that day, at the mean between the last bid and asked prices. Securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices; and if no active market exists, at the bid price. Short-term investments having a remaining maturity of less than sixty days are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

B. Security transactions and related income:

Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to income using the effective interest method. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Realized gains and losses are determined on the identified cost basis.

C. Income taxes:

It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. Distributions to shareholders:

Distributions to shareholders are declared and recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of expiring capital loss carryforwards, foreign currency gain/loss, partnerships, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. Foreign currency translation:

Foreign securities, other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the date of settlement. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates, between the date income is accrued and paid, is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. Organization Expense

In 1992 the Fund incurred organizational expenses in the amount of $82,967. The Fund has deferred these expenses and is amortizing such expenses on a straight line basis over five years from the date of commencement of operations.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

As compensation for its services to the Fund, the Investment Adviser, National Securities and Research Corporation, an indirect wholly-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"), is entitled to a fee at an annual rate of 0.55% of the average daily net assets of the Fund. The Adviser has agreed to assume expenses of the Fund in excess of 1.00% of Class A and 1.50% of the average aggregate daily net asset value of Class B shares. For the year ended October 31, 1995 the Adviser has reimbursed the Fund $247,284 for such expenses.

As Distributor of the Fund's shares, Phoenix Equity Planning Corp. ("PEPCO"), an indirect wholly-owned subsidiary of PHL, has advised the Fund that it received selling commissions of $2,985 for Class A shares and deferred sales charges of $31,688 for Class B shares for the year ended October 31, 1995. In addition, the Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares and 0.75% for Class B shares of

PHOENIX ASSET RESERVE
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995 (Continued)

the average daily net assets of the Fund. The Distribution Plan for Class A shares provides for fees to be paid up to a maximum on an annual basis of 0.30%; the Distributor has voluntarily agreed to limit the fee to 0.25%. The Distributor has advised the Fund that of the total amount expensed for the year ended October 31, 1995, $40,665 was earned by the Distributor and $20,080 was earned by unaffiliated participants.

As Financial Agent of the Fund, PEPCO receives a fee at an annual rate of 0.03% of the average daily net assets of the Fund for bookkeeping, administration and pricing services. PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust as sub-transfer agent. For the year ended October 31, 1995, transfer agent fees were $53,741 of which PEPCO retained $396 which is net of the fees paid to State Street.

At October 31, 1995, PHL and affiliates held 24,525 Class A shares of the Fund with a value of $116,251.

3. PURCHASE AND SALE OF SECURITIES

Purchases and sales of securities, excluding short-term securities, for the year ended October 31, 1995, aggregated $45,382,948 and $47,159,919, including $31,041,294 and $29,880,833, respectively, of U.S. Government securities.

4. RECLASS OF CAPITAL ACCOUNTS

In accordance with accounting pronouncements, the Fund has recorded several reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Fund and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder. As of October 31, 1995, the Fund has decreased undistributed net investment income by $3,661, increased accumulated net realized gains by $11,375 and decreased capital paid in on shares of beneficial interest by $7,714.

This report is authorized for use by other than shareholders only when accompanied or preceded by the delivery of a current prospectus showing the sales charge and other material information.

REPORT OF INDEPENDENT ACCOUNTANTS

[Logo: Price Waterhouse LLP]                                 [Circle Logo: PW]

To the Trustees and Shareholders of
Phoenix Asset Reserve

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments (except for bond ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix Asset Reserve (the "Fund") at October 31, 1995, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1995 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/ Price Waterhouse LLP

Boston, Massachusetts
December 18, 1995

PHOENIX ASSET RESERVE
101 Munson Street
Greenfield, Massachusetts 01301

Trustees
C. Duane Blinn
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Leroy Keith, Jr.
Philip R. McLoughlin
James M. Oates
Philip R. Reynolds
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

Officers
Philip R. McLoughlin, President
Martin J. Gavin, Executive Vice President
Michael E. Haylon, Executive Vice President
David L. Albrycht, Vice President
James M. Dolan, Vice President
William R. Moyer, Vice President
Leonard J. Saltiel, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary

Investment Adviser
National Securities & Research Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

Principal Underwriter
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

Transfer Agent
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

Legal Counsel
Dechert Price & Rhoads
1500 K Street, N.W.
Washington, D.C. 20005-1208

Independent Accountants
Price Waterhouse LLP
160 Federal Street
Boston, Massachusetts 02110

[THIS PAGE INTENTIONALLY LEFT BLANK]

[Back cover]

Phoenix Asset Reserve
P.O. Box 2200
Enfield, CT 06083-2200

[double-diamond logo] Phoenix Duff & Phelps

PDP 681 (12/95)

Bulk Rate Mail
U.S. Postage
PAID
Springfield, MA
Permit No. 444

[Front cover]

Phoenix Funds

Phoenix Asset Reserve
Annual Report
October 31, 1995

[graphic photo: antique dollar bills]

[double-diamond logo] Phoenix Duff & Phelps